Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 57,187	$ 43,384
Restricted cash	9,707	13,450
Accounts receivable, net of allowance of $10,751 (December 31, 2016 - $8,815)	182,442	164,074
Income tax recoverable	4,400	2,581
Inventories (note 4)	37,956	29,712
Prepaid expenses and other current assets	29,631	25,853
Deferred income tax (note 12)		24,738
	321,323	303,792
Other receivables	3,515	3,796
Other assets	1,401	1,319
Fixed assets (note 5)	85,056	73,083
Deferred income tax (note 12)	674	1,693
Intangible assets (note 6)	133,844	121,115
Goodwill (note 7)	291,920	266,166
	516,410	467,172
	837,733	770,964
Current liabilities
Accounts payable	40,184	32,358
Accrued liabilities (note 4)	114,096	102,908
Income tax payable		5,117
Unearned revenues	34,358	28,872
Long-term debt - current (note 8)	2,751	1,043
Contingent acquisition consideration - current (note 15)	12,640	2,882
Deferred income tax (note 12)		1,942
	204,029	175,122
Long-term debt - non-current (note 8)	266,874	249,866
Contingent acquisition consideration (note 15)	5,778	7,560
Other liabilities	35,426	23,869
Deferred income tax (note 12)	4,685	31,167
	312,763	312,462
Redeemable non-controlling interests (note 9)	117,708	102,352
Shareholders' equity	203,233	181,028
	$ 837,733	$ 770,964